                                   SUPPLEMENT
================================================================================
SECURITY LARGE CAP VALUE FUND
SECURITY EQUITY FUND
SECURITY MID CAP GROWTH FUND
MEMBERS OF THE SECURITY BENEFIT GROUP OF COMPANIES
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

                      SUPPLEMENT DATED SEPTEMBER 30, 2002,
                      TO PROSPECTUS DATED FEBRUARY 1, 2002

THE  INVESTMENT  MANAGER HAS ENGAGED RS INVESTMENT  MANAGEMENT,  L.P. TO PROVIDE
INVESTMENT ADVISORY SERVICES TO THE SECURITY SMALL CAP GROWTH FUND AND TEMPLETON
INVESTMENT COUNSEL,  LLC TO PROVIDE INVESTMENT ADVISORY SERVICES TO THE SECURITY
INTERNATIONAL FUND.

THE PROSPECTUS IS AMENDED AS FOLLOWS.

THE SECTION, "FUNDS' PRINCIPAL INVESTMENT STRATEGIES - SECURITY SMALL CAP GROWTH
FUND," IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING.

SECURITY SMALL CAP GROWTH FUND -- The Fund pursues its  investment  objective by investing, under normal circumstances,  at least 80% of its net assets in equity securities of companies with market  capitalizations  of $750 million or less at the time of investment  that, in the opinion of the  Sub-Adviser,  RS Investment
Management,  L.P., have the potential for long-term capital growth. The Fund may invest the remainder of its assets in  securities of companies of any size.  The
Fund may also  engage in short  sales of  securities  it  expects  to decline in price.  The Fund will likely  invest a portion of its assets in  technology  and
Internet-related  companies.  Equity  securities  include  common and  preferred stocks, and warrants and securities convertible into common or preferred stocks.

In selecting  investments for the Fund, the Sub-Adviser looks for companies with sustainable  revenue and  earnings  growth,  companies  that have a  sustainable
competitive   advantage,   superior   financial   characteristics,   and  strong
management;  and companies that are under-followed by Wall Street analysts.  The
Fund may sell a stock  when the  Sub-Adviser  believes  that a company no longer provides  these  advantages  or that the stock's  price fully  reflects what the
Sub-Adviser believes to be the company's value.

Under adverse market conditions, the Fund could invest some or all of its assets
in  cash,  fixed-income  securities,   money  market  securities  or  repurchase
agreements.  Although the Fund would do this only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.

THE SECTION,  "FUNDS' PRINCIPAL INVESTMENT  STRATEGIES - SECURITY  INTERNATIONAL
FUND," IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING.

SECURITY  INTERNATIONAL  FUND -- The Fund pursues its  objective  by  investing, under  normal  circumstances,  at least  65% of its  assets  in at  least  three different countries, other than the United States. The Fund normally will invest primarily in equity  securities of companies  located outside the United States, including emerging markets.

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EQUITY  SECURITIES  include  common  stock,  preferred  stock,  trust or limited
partnership   interests,   rights  and  warrants  and   convertible   securities
(consisting  of debt  securities or preferred  stock that may be converted  into common stock or that carry the right to purchase common stock).
--------------------------------------------------------------------------------

The Fund may invest a portion of its assets in smaller  companies.  For purposes
of  this  Fund,   smaller   company  stocks  are  generally  those  with  market
capitalizations  of less than $1  billion.  The Fund also  invests in  American,
European and Global Depositary Receipts, which are certificates typically issued by a bank or trust  company  that  give  their  holders  the  right  to  receive securities issued by a foreign or domestic company. The Fund, from time to time, may have  significant  investments  in one or more  countries  or in  particular sectors, such as financial institutions or industrial companies.

When  choosing  equity  investments  for the Fund,  the  Sub-Adviser,  Templeton
Investment  Counsel,  LLC,  applies  a  "bottom-up",  value-oriented,  long-term approach, focusing on the market price of a company's securities relative to the
Sub-Adviser's  evaluation of the company's long-term  earnings,  asset value and cash flow potential.  The Sub-Adviser also considers a company's  price/earnings ratio, profit margins and liquidation value. In choosing investments, the Fund's
Sub-Adviser  strongly  believes  in onsite  visits  to  issuers  of  prospective investments  to assess  critical  factors such as management  strength and local conditions.  In selecting  securities for the Fund, the Sub-Adviser  attempts to identify those  companies  that offer  above-average  opportunities  for capital appreciation  in various  countries and industries  where economic and political factors, including currency movements, are favorable to capital growth.

The Fund may invest in futures contracts,  options, options on futures contracts and other derivative strategies.  These investments,  when made, are for hedging purposes.  If the Fund uses futures  contracts  for  non-hedging  purposes,  the margin and premiums required to make those investments will not exceed 5% of the
Fund's net asset value after taking into account  unrealized  profits and losses on the contracts.

The Fund typically  sells an investment when the reasons for buying it no longer apply,  or when the issuer  begins to show  deteriorating  fundamentals  or poor relative performance.

Under adverse market conditions, the Fund could invest some or all of its assets in cash or money  market  securities.  Although  the Fund  would do this only in seeking  to avoid  losses,  the Fund may be  unable  to  pursue  its  investment objective  during that time, and it could reduce the benefit from any upswing in the market.

THE  PROSPECTUS  IS FURTHER  AMENDED BY DELETING  THE CHART IN THE "MAIN  RISKS"
SECTION OF THE PROSPECTUS AND REPLACING IT WITH THE FOLLOWING CHART.

=================================================================================
                              Large                      Mid    Small
                               Cap                       Cap     Cap     Enhanced
                              Value   Equity   Global   Value   Growth     Index
---------------------------------------------------------------------------------
Market Risk                     X       X        X        X        X         X
---------------------------------------------------------------------------------
Smaller Companies                                         X        X
---------------------------------------------------------------------------------
Value Stocks                    X       X                 X
---------------------------------------------------------------------------------
Growth Stocks                           X        X                 X         X
---------------------------------------------------------------------------------
Foreign Securities              X       X        X        X
---------------------------------------------------------------------------------
Emerging Markets                                 X
---------------------------------------------------------------------------------
Options and Futures             X       X        X        X                  X
---------------------------------------------------------------------------------
Fixed-Income Securities         X
---------------------------------------------------------------------------------
Non-Diversification
---------------------------------------------------------------------------------
Investment in Investment        X       X                 X
Companies
---------------------------------------------------------------------------------
Industry Concentration
---------------------------------------------------------------------------------
Restricted Securities           X                         X        X
---------------------------------------------------------------------------------
Active Trading                  X                X                 X
---------------------------------------------------------------------------------
Focused Investment Strategy
---------------------------------------------------------------------------------
Overweighting                                                      X
---------------------------------------------------------------------------------
Technology Stocks                                                  X
=================================================================================

===================================================================================
                                                       Large                  Mid
                                              Select    Cap                   Cap
                              International     25     Growth   Technology   Growth
-----------------------------------------------------------------------------------
Market Risk                         X           X         X         X           X
-----------------------------------------------------------------------------------
Smaller Companies                   X                               X           X
-----------------------------------------------------------------------------------
Value Stocks                        X                               X
-----------------------------------------------------------------------------------
Growth Stocks                                   X         X         X           X
-----------------------------------------------------------------------------------
Foreign Securities                  X           X         X         X           X
-----------------------------------------------------------------------------------
Emerging Markets                    X                               X
-----------------------------------------------------------------------------------
Options and Futures                 X           X         X         X           X
-----------------------------------------------------------------------------------
Fixed-Income Securities
-----------------------------------------------------------------------------------
Non-Diversification                             X         X         X
-----------------------------------------------------------------------------------
Investment in Investment                        X         X                     X
Companies
-----------------------------------------------------------------------------------
Industry Concentration                                    X         X
-----------------------------------------------------------------------------------
Restricted Securities               X                               X           X
-----------------------------------------------------------------------------------
Active Trading                                                      X
-----------------------------------------------------------------------------------
Focused Investment Strategy                     X                   X
-----------------------------------------------------------------------------------
Overweighting                       X
-----------------------------------------------------------------------------------
Technology Stocks                                                   X
===================================================================================

THE PROSPECTUS IS FURTHER AMENDED BY ADDING THE PARAGRAPH  "OVERWEIGHTING" BELOW
TO THE "MAIN RISKS" SECTION OF THE PROSPECTUS.

OVERWEIGHTING --  Overweighting  investments in certain sectors or industries of the stock  market  increases  the risk that a Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

THE  PROSPECTUS IS FURTHER  AMENDED BY DELETING THE REFERENCE TO STRONG  CAPITAL
MANAGEMENT, INC. AS THE ADVISER TO SMALL CAP GROWTH FUND, DELETING THE REFERENCE
TO DEUTSCHE ASSET MANAGEMENT,  INC. AS THE ADVISER TO INTERNATIONAL  FUND AND BY
ADDING THE FOLLOWING PARAGRAPHS TO THE SECTION, "INVESTMENT MANAGER."

The  Investment  Manager has engaged RS Investment  Management,  L.P. to provide investment  advisory  services to Small Cap Growth  Fund.  RS  Investments,  388
Market Street,  San Francisco,  California 94111, was established in 1993 and as of June 30, 2002, managed over $5.1 billion in assets.

The Investment Manager has engaged Templeton  Investment Counsel, LLC to provide investment advisory services to International Fund. Templeton,  500 East Broward
Boulevard, Ft. Lauderdale,  Florida 33394, together with its affiliates, manages over $270 billion in assets.

THE PROSPECTUS IS FURTHER AMENDED BY DELETING THE  BIOGRAPHICAL  INFORMATION FOR
IRENE CHENG,  CLARE BRODY,  ALEXANDER  TEDDER,  STUART KIRK,  MARC  SLENDEBROEK,
BRANDON  NELSON,  RONALD  C.  OGNAR  AND CINDY L.  SHIELDS,  AND BY  ADDING  THE
FOLLOWING PARAGRAPHS TO THE SECTION, "PORTFOLIO MANAGERS."

WILLIAM J. WOLFENDEN III has managed Small Cap Growth Fund since  September 2002 and has been with RS Investments  since April 2001. Prior to that, Mr. Wolfenden had been at  Dresdner  RCM Global  Investors  since 1994.  He holds a B.A.  from
Southern Methodist University and an M.B.A. from Vanderbilt University.

ANTONIO T. DOCAL,  Vice  President at Templeton has managed  International  Fund since  September  2002.  Prior to joining  Templeton in 2001, Mr. Docal was vice president and director at Evergreen Funds. Mr. Docal holds an M.B.A. degree from the Sloan School of Management at the Massachusetts  Institute of Technology and
a B.A. degree from Trinity College in Connecticut. Mr. Docal is also a Chartered
Financial Analyst charterholder.

MARK MITCHELL,  Vice President and Portfolio Manager of the Investment  Manager,
has  managed  the Large Cap Growth  Fund  since  September  2002.  He joined the
Investment  Manager  in 2002.  Prior to  joining  the  Investment  Manager,  Mr.
Mitchell  worked  for GE  Asset  Management  as a  technology  sector  portfolio manager.  Mr.  Mitchell  holds a bachelor  of  science  from the  University  of
Nebraska,  with an  emphasis in finance.  He is a  Chartered  Financial  Analyst charterholder.

                                   SUPPLEMENT
================================================================================
SECURITY EQUITY FUND
  SOCIAL AWARENESS SERIES
MEMBERS OF THE SECURITY BENEFIT GROUP OF COMPANIES
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

                       SUPPLEMENT DATED SEPTEMBER 30, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

THE  PROSPECTUS IS AMENDED BY DELETING THE  BIOGRAPHICAL  INFORMATION  FOR CINDY
SHIELDS  AND BY  ADDING  THE  FOLLOWING  PARAGRAPH  TO THE  SECTION,  "PORTFOLIO
MANAGER."

MARK MITCHELL,  Vice President and Portfolio Manager of the Investment  Manager,
has  managed  the Social  Awareness  Fund since  September  2002.  He joined the
Investment  Manager  in 2002.  Prior to  joining  the  Investment  Manager,  Mr.
Mitchell  worked  for GE  Asset  Management  as a  technology  sector  portfolio manager.  Mr.  Mitchell  holds a bachelor  of  science  from the  University  of
Nebraska,  with an  emphasis in finance.  He is a  Chartered  Financial  Analyst charterholder.